Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Repayment of notes payable	$ 53,000					$ 4,700	$ 4,700
Loans payable		$ 13,000	$ 13,000	$ 13,000	$ 13,000
Reimbursement expenses				53,000	440,000
Settlement of outstanding obligations	$ 316,919
Robert Stubblefield [Member]
Related Party Transaction [Line Items]
Loans payable		$ 57,682	$ 57,682
Maturity date		Dec. 31, 2024
Interest rate		0.00%	0.00%
Service Agreement [Member[
Related Party Transaction [Line Items]
Reimbursement expenses				53,000	$ 440,000
Service Agreement [Member[ | Maximum [Member]
Related Party Transaction [Line Items]
Capital expenditure			$ 100,000	100,000
Reimbursement expenses			$ 5,000	$ 5,000